LOSS PER SHARE - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (26,033)	¥ (181,246)	¥ (186,736)	¥ (917,644)
Net loss (profit) attributable to noncontrolling interest and redeemable noncontrolling interest	(150)	(1,046)	(18,329)	144,914
Net loss attributable to ordinary shareholders	(26,183)	(182,292)	(205,065)	(772,730)
Plus increase in accretion of redeemable noncontrolling interests | ¥				(141,896)
Adjusted net loss attributable to ordinary shareholders	$ (26,183)	¥ (182,292)	¥ (205,065)	¥ (914,626)
Denominator:
Weighted average number of shares outstanding - basic (in shares)	668,833,756	668,833,756	674,732,130	672,836,226
Weighted average number of shares outstanding - diluted (in shares)	668,833,756	668,833,756	674,732,130	672,836,226
Loss per share-Basic:
Net loss | (per share)	$ (0.04)	¥ (0.27)	¥ (0.30)	¥ (1.36)
Basic (in per share) | (per share)	(0.04)	(0.27)	(0.30)	(1.36)
Loss per share-Diluted:
Net loss | (per share)	(0.04)	(0.27)	(0.30)	(1.36)
Diluted (in per share) | (per share)	$ (0.04)	¥ (0.27)	¥ (0.30)	¥ (1.36)